UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:June 30, 2006

Check here if Amendment  (         ) ;   Amendment Number:
This Amendment    (Check only one.)  :   (        )   is a restatement.
()adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Commonfund Asset Management Company, Inc.
Address: 15 Old Danbury Road
P. O. Box 812
Wilton, CT  06897-0812

Form 13F File Number:28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Michael H. Strauss
Title: Chief Operating Officer, Commonfund Asset Management Company, Inc.
Phone: 203-563-5127

Signature, Place, and Date of Signing:

/s/ Michael H. Strauss Wilton, CT 8/10/06
(Signature)(City, State)(Date)

Report Type (Check only one.):

(     ) 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

(     ) 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(  X  ) 13F COMBINATION REPORT.   (Check here if a portion of the holdings for
this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 30

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total:$  6,177
(thousands)

 List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number        Name of Sub-adviser

1           28-6538                     AEW Capital Management, L.P.
2           28-2616                     Angelo, Gordon & Co., L.P.
3           28-06126                    Armstrong Shaw Associates
4           28-05508                    Aronson Partners
5           28-06044                    Clarion CRA Securities LP
6           28-06233                    Cliffwood Partners LLC
7           28-03121                    David M. Knott
8           28-05268                    De Prince, Race & Zollo, Inc.
9           28-06035                    D.G. Capital Management, Inc.
10          28-02602                    Edgewood Management Company
11          28-01185                    Frontier Capital Management Co.
12          28-04981                    Goldman Sachs Asset Management
13          28-03377                    Grantham, Mayo, Van Otterloo & Co. LLC
14          28-2013                     Harris Associates, L.P.
15          28-10329                    Income Research & Management
16          28-10706                    IronBridge Capital Management
17          28-00074                    Jennison Associates
18          none                        Lloyd George Management
19          28-398                      Loomis Sayles & Co.
20          28-06748                    Marsico Asset Management, LLC
21          28-04632                    Martingale Asset Management
22          28-10372                    Philadelphia International Advisers
23          28-03791                    Pzena Investment Management
24          28-1399                     Southeastern Asset Management, Inc.
25          28-01693                    Steinberg Priest & Sloane Capital
                                        Management, LLC
26          28-00620                    The Boston Company Asset Management, LLC
27          28-02927                    Water Street Capital Inc.
28          28-517                      Wellington Management Company, LLP
29          28-1700                     Western Asset Management Company
30          28-04871                    William Blair & Company, L.L.C.

Form 13(f) Information Table

Column 1        Column 2        Column 3    Column 4    Column 5                  Column 6      Column 7   Column 8

                                            Value       Shares or  Shares/ Put/   Investment    Other      Voting Authority
Name of Issuer  Title of Class  Cusip       (x$1000)    PRN Amt.   PRN     Call   Discretion    Managers   Sole  Shared  None
Tenaris SA      Sponsored ADR   88031M109   3,363       83,048     SH             Defined       No         x
Cia Siderurgica Sponsored ADR   20440W105   2,814       87,400     SH             Defined       No         x